Expense Example {- Fidelity Advisor® Technology Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Technology Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Technology Fund-Class A
Expense Example:
1 year	$ 672
3 years	878
5 years	1,101
10 years	1,740
Fidelity Advisor Technology Fund-Class M
Expense Example:
1 year	474
3 years	736
5 years	1,017
10 years	1,819
Fidelity Advisor Technology Fund-Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	2,084
Fidelity Advisor Technology Fund - Class I
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	918
Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774